Lease liabilities and similar	12 Months Ended
Dec. 31, 2022
Lease liabilities and similar

17. Lease liabilities and similar

Maturity analysis of leases and similar

December 31, 2022	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	495,482	167,449	328,033
Between one year and five years	1,788,060	400,029	1,388,031
More than five years	446,766	22,347	424,419
	2,730,308	589,825	2,140,483

December 31, 2021	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	1,010,039	244,281	765,758
Between one year and five years	1,849,762	525,317	1,324,445
More than five years	893,077	80,647	812,430
	3,752,878	850,245	2,902,633

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

17. Lease liabilities and similar (continued)

The balances relating to lease liabilities and similar can be further analyzed as follows:

Lease liabilities

December 31, 2022	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	451,029	166,069	284,960
Between one year and five years	1,788,060	400,029	1,388,031
More than five years	446,766	22,347	424,419
	2,685,855	588,445	2,097,410

December 31, 2021	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	768,839	227,630	541,209
Between one year and five years	1,793,412	523,560	1,269,852
More than five years	893,077	80,647	812,430
	3,455,328	831,837	2,623,491

The principal leasing activities undertaken by the Group relate to the lease of property for the business.

An incremental borrowing rate of 8.60% has been applied to leases during the reporting period.

In addition, the Group undertakes some sale and leaseback transactions to secure financing. From a review of the sale and leaseback agreements, it is deemed that as no formal sale has occurred the Group continues to recognize the asset on the balance sheet with a corresponding liability stated at amortized cost. Liabilities in relation to sale and leaseback transactions totaled £43,073 (2021: £279,142) and are included in the above tables. There were no gains or losses recognized on sale and leaseback transactions in the period.

Sale and leaseback arrangements

In addition, the Group undertakes some sale and leaseback transactions to secure financing. From a review of the sale and leaseback agreements, it is deemed that as no formal sale has occurred the Group continues to recognize the asset on the balance sheet with a corresponding liability stated at amortized cost. There were no gains or losses recognized on sale and leaseback transactions in the period.

December 31, 2022	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	44,452	1,380	43,073
Between one year and five years	-	-	-
	44,452	1,380	43,073

December 31, 2021	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	241,200	16,651	224,549
Between one year and five years	56,350	1,757	54,593
	297,550	18,408	279,142

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

17. Lease liabilities and similar (continued)

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Buildings £	Other £	Total £
At January 1, 2021	1,571,829	10,271	1,582,100
Charge for the year	(192,469)	(4,107)	(196,576)
At December 31, 2021	1,379,360	6,164	1,385,524

At January 1, 2022	1,379,360	6,164	1,385,524
Charge for the year	(192,469)	(4,108)	(196,577)
At December 31, 2022	1,186,891	2,056	1,188,947

The following amounts are recognized in the consolidated statements of comprehensive loss:

	Year ended December 31,	Year ended December 31,
	2022	2021
	£	£
Amortization of right of use assets	196,577	196,576
Interest on lease liabilities	260,206	254,653
	456,783	451,229

Total cash outflows in respect of leases were £762,150 (2021: £122,469 and 2020: £415,273). Receipt of cashflows in respect of sale and leaseback transactions totaled Nil (2021: Nil and 2020: Nil). Total cash outflows in respect of interest on leases were £260,206 (2021: £254,653 and 2020: £290,208).